UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10503

Name of Fund: BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York Municipal 2018 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock New York Municipal 2018 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 133.0%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter
	School Project), Series A, 7%, 5/01/25	$ 450	$ 336,168
	East Rochester, New York, Housing Authority, Revenue Refunding
	Bonds (Genesee Valley Presbyterian Nursing Center Project),
	5.20%, 12/20/24 (a)(b)	1,320	1,278,024
	Jefferson County, New York, IDA, Solid Waste Disposal, Revenue Refunding
	Bonds (International Paper Company), AMT, Series A,
	5.20%, 12/01/20	2,450	2,030,462
	Long Island Power Authority, New York, Electric System Revenue Bonds,
	CABS, 5.40%, 6/01/18 (c)(d)	1,900	1,203,555
	Metropolitan Transportation Authority, New York, Revenue Refunding
	Bonds, Series A, 5.125%, 11/15/21 (e)	5,000	4,883,050
	New York City, New York, City IDA, Special Facility Revenue
	Bonds (American Airlines, Inc. - JFK International Airport), AMT,
	7.50%, 8/01/16	1,000	883,970
	New York City, New York, City Transitional Finance Authority, Building Aid
	Revenue Refunding Bonds, Series S-1, 5%, 1/15/23	1,400	1,354,080
	New York City, New York, City Transitional Finance Authority, Future Tax
	Secured Revenue Bonds, Series C, 5%, 5/01/09 (f)	1,895	1,944,175
	New York City, New York, City Transitional Finance Authority, Future Tax
	Secured, Revenue Refunding Bonds, Series B, 5%, 5/01/18	3,000	3,054,180
	New York City, New York, GO, Refunding, Series G, 5.75%, 8/01/12 (f)	1,890	2,071,175
	New York City, New York, GO, Refunding, Series G, 5.75%, 8/01/18	3,110	3,244,290
	New York City, New York, GO, Series B, 5.375%, 12/01/11 (f)	3,475	3,728,814
	New York City, New York, GO, Series B, 5.375%, 12/01/20	525	527,184
	New York City, New York, GO, Series M, 5%, 4/01/23	1,430	1,366,065
	New York City, New York, IDA, Civic Facility Revenue Bonds (YMCA of
	Greater New York Project), 5.25%, 8/01/21	4,000	3,932,680
	New York Liberty Development Corporation Revenue Bonds (National Sports
	Museum Project), Series A, 6.125%, 2/15/19 (g)	525	183,031
	New York State Dormitory Authority, City University System Revenue Bonds,
	Consolidated 4th Generation, Series A, 5.125%, 7/01/11 (f)	1,800	1,907,118
	New York State Dormitory Authority Revenue Bonds (Mental Health Services
	Facilities), Series B, 5.50%, 8/15/11 (f)(h)	1,030	1,103,799
	New York State Dormitory Authority Revenue Bonds (Willow Towers Inc.
	Project), 5.25%, 2/01/22 (b)	1,000	991,320
	New York State Dormitory Authority, Revenue Refunding Bonds (Brooklyn
	Law School), Series A, 5.50%, 7/01/18 (i)	1,000	983,270
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
CABS	Capital Appreciation Bonds	TFABS	Tobacco Flexible Amortization Bonds
GO	General Obligation Bonds

BlackRock New York Municipal 2018 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York State Dormitory Authority, State Supported Debt Revenue Bonds
	(Mental Health Services Facilities), Series A, 5%, 2/15/18	$ 120	$ 120,377
	New York State Dormitory Authority, State Supported Debt Revenue Bonds
	(Mental Health Services Facilities), Series B, 5.50%, 8/15/11 (f)(h)	1,560	1,671,774
	New York State Dormitory Authority, State Supported Debt Revenue Bonds
	(Mental Health Services Facilities), Series B, 5.50%, 8/15/20 (h)	30	32,124
	New York State Dormitory Authority, State Supported Debt,
	Revenue Refunding Bonds (Upstate Community Colleges), Series A,
	5%, 7/01/09 (f)	1,170	1,205,346
	New York State Dormitory Authority, State Supported Debt, Revenue
	Refunding Bonds (Upstate Community Colleges), Series A, 5%, 7/01/19	2,060	2,066,674
	Niagara County, New York, IDA, Civic Facility Revenue Refunding Bonds
	(Niagara University Project), Series A, 5.35%, 11/01/23 (i)	4,180	3,830,970
	Oneida, New York, Health Care Corporation, Revenue Refunding Bonds
	(Residential Health Care Project), 5.30%, 2/01/21 (i)	4,130	3,782,378
	Orange County, New York, IDA, Civic Facility Revenue Refunding Bonds
	(Saint Lukes Hospital - Newburgh, New York Project), Series A,
	5.375%, 12/01/21 (i)	3,875	3,521,522
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
	AMT, 126th Series, 5%, 11/15/18 (e)	3,885	3,713,089
	Port Authority of New York and New Jersey, Special Obligation Revenue
	Bonds (Continental Airlines, Inc. - LaGuardia Project), AMT,
	9.125%, 12/01/15	2,475	2,478,094
	Rockland Tobacco Asset Securitization Corporation, New York, Tobacco
	Settlement Asset-Backed Revenue Bonds, 5.625%, 8/15/35	4,000	3,541,600
	TSASC, Inc., New York, TFABS, Series 1, 5.75%, 7/15/12 (f)	3,000	3,268,170
	Westchester County, New York, IDA, Civic Facility Revenue Bonds (Purchase
	College Foundation), Series A, 5.125%, 12/01/22 (j)	3,710	3,634,761
			69,873,289
Multi-State - 7.8%	Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (k)(l)	4,000	4,097,800
Puerto Rico - 11.9%	Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue
	Refunding Bonds, 5.625%, 5/15/43	2,000	1,676,880
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW,
	5.50%, 7/01/21	2,000	1,944,500
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation
	Revenue Bonds, Series E, 5.70%, 2/01/10 (f)	2,500	2,597,425
			6,218,805
	Total Long-Term Investments (Cost - $81,516,864) - 152.7%		80,189,894
	Short-Term Securities	Shares
	CMA New York Municipal Money Fund, 5.15% (m)(n)	2,871,291	2,871,291
	Total Short-Term Securities (Cost - $2,871,291) - 5.5%		2,871,291
	Total Investments (Cost - $84,388,155*) - 158.2%		83,061,185
	Other Assets Less Liabilities - 1.7%		926,607
	Preferred Shares, at Redemption Value - (59.9)%		(31,468,331)
	Net Assets Applicable to Common Shares- 100.0%		52,519,461

BlackRock New York Municipal 2018 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$84,386,856
Gross unrealized appreciation	$1,746,607
Gross unrealized depreciation	(3,072,278)
Net unrealized depreciation	$(1,325,671)

(a)	FHA Insured.
(b)	GNMA Collateralized.
(c)	FSA Insured.
(d)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(e)	FGIC Insured.
(f)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Issuer filed for bankruptcy or is in default of interest payments
(h)	MBIA Insured.
(i)	Radian Insured.
(j)	AMBAC Insured.
(k)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(l)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA New York Municipal Money Fund	2,561,763	$68,351

(n)	Represents the current yield as of report date.

BlackRock New York Municipal 2018 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$2,871,291
Level 2	80,189,894
Level 3	-
Total	$83,061,185

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Municipal 2018 Term Trust

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: November 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal 2018 Term Trust

Date: November 24, 2008